LONG TERM CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2011
Long Term Convertible Debt Disclosure [Abstract]
Long Term Convertible Debt Disclosure [Text Block]

NOTE 10:- LONG TERM CONVERTIBLE DEBT

Long – term convertible debt was as follows:

	Interest	December 31,
	rate	2010	2011
Convertible debt:
Par	7.5%	$480	$480
Deemed premium, net *		37	22

Reclassification to current liabilities		517	—

		$—	$502

*	Amortization of the deemed premium added to income was $13 and $15 annually for 2010 and 2011, respectively.

The convertible debt owed to LibertyView Special Opportunities Fund, L.P. (“LibertyView”) bears interest at a rate of 7.5%, payable quarterly, is due on August 3, 2013 and may be converted to the Company’s Ordinary Shares at the discretion of LibertyView at any time during the term of the loan at a price of $11.025 per Ordinary Share. LibertyView had the option to request early repayment on July 15, 2011, which it did not.

As of December 31, 2011, the balance of the convertible debt in the amount of $ 502 was classified as a long-term convertible debt in accordance with ASC Topic 470-10 (originally issued as SFAS 78, “Classification of Obligations That Are Callable by the Creditor— an Amendment of ARB No. 43) since the convertible debt holder did not exercise its right to call for repayment of the debt on July 15, 2011, and, as such, the debt can be called for repayment only on the next exit date, which is the due date, August 3, 2013.

Since the potential redemption date of July 15, 2011 was less than twelve months from the December 31, 2010 balance sheet date, the convertible debt of $517 was classified as a short-term liability as of December 31, 2010.